Stockholders' Equity (Detail) - Common Stock Warrants (USD $)	1 Months Ended	6 Months Ended
	Jul. 31, 2012	Jun. 30, 2012	Oct. 31, 2011	Sep. 30, 2011	Dec. 31, 2006
Outstanding, January 1, 2012	6,258,648	1,922,944
Outstanding, January 1, 2012 (in Dollars per Item)	0.69	0.43	0.75	0.01	4.00
Warrants issued	2,700,000	4,335,704
Warrants issued (in Dollars per share)	$ 1.45	$ 0.80
Outstanding, June 30, 2012		6,258,648
Outstanding, June 30, 2012 (in Dollars per Item)		0.69	0.75	0.01	4.00